Operating loss	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating loss
Operating loss

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Operating Loss is stated after charging / (crediting):
Research and development costs:
Employee benefits (note 8)	4,688	3,360	3,435
Amortization of patents (note 12)	102	85	111
Legal, professional consulting and listing fees	537	161	331
Other research and development expenses	28,149	15,688	19,840
Total research and development costs	33,476	19,294	23,717
General and administrative costs:
Employee benefits (note 8)	3,093	3,240	2,857
Legal, professional consulting and listing fees	2,155	1,296	2,045
Amortization of computer software (note 12)	4	5	5
Depreciation of property, plant and equipment (note 13)	16	8	7
Depreciation of right-of-use assets (note 14)	382	—	—
Operating lease charge — land and buildings	—	384	294
Loss / (gain) on variations in foreign exchange rate	345	(9)	36
Other general and administrative expenses	1,612	1,373	795
Total general and administrative costs	7,607	6,297	6,039
Operating loss	41,083	25,591	29,756